Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

The following table presents the Group's financial assets and liabilities that are measured at fair value in accordance with IFRS 13 classification hierarchy:

	2018				2017

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

Assets at fair value

Investment held at fair value (note 15)	141	–	76	217	91	–	16	107

Derivatives relating to

– interest rate swaps (note 16)	–	187	–	187	–	166	–	166

– cross-currency swaps (note 16)	–	431	–	431	–	450	–	450

– forward foreign currency contracts (note 16)	–	117	–	117	–	202	–	202

Assets at fair value	141	735	76	952	91	818	16	925

Liabilities at fair value

Derivatives relating to

– interest rate swaps (note 16)	–	181	–	181	–	91	–	91

– cross-currency swaps (note 16)	–	56	–	56	–	–	–	–

– forward foreign currency contracts (note 16)	–	279	–	279	–	143	–	143

Liabilities at fair value	–	516	–	516	–	234	–	234

Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements

The gross fair value of derivative financial instruments as presented in the Group balance sheet, together with the Group's rights of offset associated with recognised financial assets and recognised financial liabilities subject to enforceable master netting arrangements and similar agreements, is summarised as follows:

	2018			2017

	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m

Financial Assets

– Derivative Financial Instruments (note 16)	735	(295)	440	818	(211)	607

Financial Liabilities

– Derivative Financial Instruments (note 16)	(516)	295	(221)	(234)	211	(23)

	219	–	219	584	–	584

*	No financial instruments have been offset in the Group balance sheet.

Schedule of Detailed Information About Hedged Items by Risk Category

The hedged items by risk category are presented below:

2018
		Accumulated amount of fair value hedge adjustments on the hedged	Line item in the	Changes in fair
	Carrying amount of the hedged item	item included in the carrying amount of the hedged item	statement of financial	value used for calculating	Cash flow hedge reserve
			position where	hedge
	Liabilities	Liabilities	the hedged item is included	ineffectiveness for 2018
	£m	£m		£m	£m

Fair value hedges

Interest rate risk

– borrowings	6,424	179	Borrowings	(32)

Cash flow hedges

Interest rate risk

– borrowings	2,819		Borrowings	189	(146)